SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Sep. 30, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 12 SUPPLEMENTAL CASH FLOW INFORMATION

Years Ended September 30,	2011	2010	2009
	(in thousands)
Cash payments:
Interest paid, net of amounts capitalized	$16,107	$16,721	$12,196
Income taxes paid	$19,621	$104,028	$31,009

Capital expenditures on the Consolidated Statements of Cash Flows for the years ended September 30, 2011, 2010 and 2009 do not include additions which have been incurred but not paid for as of the end of the year. The following table reconciles total capital expenditures incurred to total capital expenditures in the Consolidated Statements of Cash Flows:

September 30,	2011	2010	2009
	(in thousands)
Capital expenditures incurred	$730,347	$345,264	$819,798
Additions incurred prior year but paid for in current year	25,508	9,816	66,857
Additions incurred but not paid for as of the end of the year	(61,591)	(25,508)	(9,816)

Capital expenditures per Consolidated Statements of Cash Flows	$694,264	$329,572	$876,839